Loans Receivable, Net - Schedule of Allowance for Loan Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Beginning balance	¥ 316,124	¥ 74,381	¥ 47,670
Impact of adoption of ASC 326 (Note 2(b))	303,291
Provision for loans receivable	463,175	299,504	192,749
Current period write off	(700,578)	(57,761)	(166,038)
Ending balance	¥ 382,012	¥ 316,124	¥ 74,381